UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10041

JNL INVESTORS SERIES TRUST

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing Address)

Andrew Tedeschi

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and Address of agent of service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of Fiscal Year End: December 31

Date of Reporting period: January 1, 2021 – June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders.

Semi-Annual Report (unaudited) JUNE 30, 2021 JNL Investors Series Trust

Jackson® is the marketing name for Jackson Financial Inc., Jackson National Life Insurance

Company® (Home Office: Lansing, Michigan), and Jackson National Life Insurance Company

of New York® (Home Office: Purchase, New York). Jackson National Life Distributors LLC.

Issued by Jackson National Life Insurance Company

1 Corporate Way, Lansing, MI 48951

Not FDIC/NCUA insured	●	May lose value	●	Not bank/CU guaranteed
Not a deposit	●	Not insured by any federal agency

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL Government Money Market Fund
GOVERNMENT AND AGENCY OBLIGATIONS 72.9%
U.S. Treasury Bill 63.0%
Treasury, United States Department of
0.10%, 07/01/21 (a)	59,600	59,600
0.05%, 07/06/21 (a)	62,725	62,724
0.02%, 07/08/21 (a)	32,025	32,025
0.05%, 07/20/21 (a)	95,625	95,623
0.10%, 07/22/21 (a)	27,925	27,923
0.04%, 07/27/21 (a)	64,446	64,445
0.04%, 07/29/21 - 11/12/21 (a)	82,500	82,493
0.01%, 08/03/21 (a)	66,925	66,924
0.02%, 08/10/21 (a)	46,075	46,074
0.05%, 08/12/21 (a)	28,550	28,548
0.02%, 08/17/21 (a)	131,225	131,221
0.06%, 08/19/21 (a)	14,225	14,224
0.03%, 08/24/21 (a)	134,800	134,794
0.02%, 08/26/21 (a)	126,100	126,096
0.04%, 09/02/21 (a)	114,525	114,516
0.03%, 09/07/21 (a)	65,000	64,997
0.01%, 09/09/21 (a)	52,450	52,447
0.02%, 09/14/21 (a)	32,000	31,999
0.04%, 09/16/21 (a)	143,100	143,088
0.02%, 09/21/21 (a)	68,700	68,698
0.04%, 09/23/21 (a)	32,450	32,447
0.02%, 09/28/21 (a)	105,025	105,020
0.03%, 09/30/21 (a)	68,000	67,992
0.03%, 10/05/21 (a)	69,425	69,419
0.06%, 10/07/21 (a)	43,050	43,043
0.03%, 10/12/21 (a)	72,175	72,169
0.04%, 10/14/21 (a)	80,000	79,991
0.04%, 10/19/21 (a)	13,926	13,924
0.05%, 10/26/21 (a)	70,000	69,988
0.04%, 10/28/21 (a)	16,000	15,998
0.03%, 11/18/21 (a)	90,125	90,114
0.04%, 12/02/21 (a)	51,375	51,367
0.04%, 12/09/21 (a)	34,950	34,944
0.05%, 12/16/21 (a)	17,450	17,447
0.06%, 12/23/21 (a)	35,000	34,991
0.11%, 12/30/21 (a)	13,500	13,492
0.05%, 01/27/22 (a)	47,500	47,475
0.07%, 06/16/22 (a)	17,000	16,988
		2,325,268
U.S. Government Agency Obligations 7.8%
Council of Federal Home Loan Banks
0.12%, (SOFR + 0.08%), 07/23/21 (b) (c)	7,990	7,990
0.11%, (SOFR + 0.06%), 02/11/22 (b) (c)	9,975	9,975
0.06%, (SOFR + 0.01%), 03/30/22 (b) (c)	37,250	37,250
Farm Credit Banks Consolidated Systemwide Bonds and Discount Notes
0.29%, (SOFR + 0.24%), 07/07/21 (b) (c)	42,000	42,000
0.14%, (3 Month Treasury + 0.09%), 06/03/22 (b) (c)	9,215	9,216
Federal Farm Credit Banks Funding Corporation
0.06%, (SOFR + 0.01%), 02/23/22 (b) (c)	96,500	96,494
0.32%, (3 Month Treasury + 0.27%), 05/16/22 (b) (c)	8,800	8,798
0.10%, (SOFR + 0.05%), 09/08/22 (b) (c)	21,000	20,999
0.11%, 04/13/23 (b) (c)	20,000	20,000
Federal Home Loan Bank of New York
0.11%, (SOFR + 0.06%), 05/12/22 (b) (c)	34,200	34,200
		286,922
U.S. Treasury Note 2.1%
Treasury, United States Department of
0.16%, (3 Month Treasury + 0.11%), 04/30/22 (b)	64,550	64,604
0.11%, (3 Month Treasury + 0.06%), 07/31/22 (b)	13,625	13,632
		78,236
Total Government And Agency Obligations (cost $2,690,426)		2,690,426
REPURCHASE AGREEMENTS 9.5%
Repurchase Agreements (d)		349,000
Total Repurchase Agreements (cost $349,000)		349,000
Total Investments 82.4% (cost $3,039,426)		3,039,426
Other Assets and Liabilities, Net 17.6%		648,093
Total Net Assets 100.0%		3,687,519

(a)  The coupon rate represents the yield to maturity.

(b)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented.

(c)  The security is a direct debt of the agency and not collateralized by mortgages.

(d)  For repurchase agreements held at June 30, 2021, see Repurchase Agreements in the Schedules of Investments.

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BCL	Treasury, United States Department of, 2.13-3.75%, due 06/30/22-11/15/43	71,238	76,602	0.05	06/30/21	07/01/21	75,100	75,100	75,100
BOA	Federal National Mortgage Association, Inc., 3.50%, due 02/01/51	95	102	0.05	06/30/21	07/01/21	100	100	100
DUB	Treasury, United States Department of, 0.00-1.13%, due 09/21/21-05/15/40	102	102	0.05	06/30/21	07/01/21	100	100	100
GSC	Government National Mortgage Association, 3.50- 5.00%, due 03/15/41-10/20/2047	38,450	41,115
	Federal National Mortgage Association, Inc., 2.00-6.50%, due 07/01/35-01/01/51	26,409	27,890
	Federal Home Loan Mortgage Corporation, 2.50-6.00%, due 01/01/34-07/01/51	21,295	22,898
		86,154	91,903	0.05	06/30/21	07/01/21	90,100	90,100	90,100
HSB	Federal Home Loan Bank, 0.55%, due 02/12/26	210	207	0.05	06/30/21	07/01/21	200	200	200
HSB	Federal National Mortgage Association, Inc., 3.00%, due 09/01/49	99	102	0.05	06/30/21	07/01/21	100	100	100
JPM	Treasury, United States Department of, 2.50%, due 05/15/24	24,097	25,602	0.05	06/30/21	07/01/21	25,100	25,100	25,100
NSI	Treasury, United States Department of, 0.00%, due 10/14/21	57,130	57,120	0.05	06/30/21	07/01/21	56,000	56,000	56,000
RBC	Treasury, United States Department of, 2.75%, due 04/30/23-06/30/25	34,062	35,802	0.05	06/30/21	07/01/21	35,100	35,100	35,100
TDS	Federal Home Loan Mortgage Corporation, 2.50%, due 07/01/51	2,311	2,398

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 4.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

Repurchase Agreements (continued)
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
	Federal Farm Credit Banks Funding Corporation, 0.06%, due 06/21/22	66,061	66,044
		68,372	68,442	0.05	06/30/21	07/01/21	67,100	67,100	67,100
									349,000

Composition as of June 30, 2021:
Other Short Term Investments	88.0%
Government Securities	12.0
Total Investments	100.0%

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 4.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL Securities Lending Collateral Fund
GOVERNMENT AND AGENCY OBLIGATIONS 85.6%
U.S. Treasury Bill 74.7%
Treasury, United States Department of
0.10%, 07/01/21 (a)	40,625	40,625
0.05%, 07/06/21 (a)	78,050	78,050
0.02%, 07/15/21 (a)	70,000	69,999
0.05%, 07/20/21 (a)	46,950	46,949
0.04%, 07/27/21 (a)	97,029	97,026
0.04%, 07/29/21 - 11/12/21 (a)	60,400	60,394
0.01%, 08/03/21 (a)	13,675	13,675
0.03%, 08/05/21 (a)	67,450	67,448
0.02%, 08/10/21 (a)	5,900	5,900
0.02%, 08/17/21 (a)	14,050	14,049
0.06%, 08/19/21 (a)	6,350	6,349
0.03%, 08/24/21 (a)	75,750	75,745
0.02%, 08/26/21 (a)	50,525	50,524
0.03%, 08/31/21 (a)	30,000	29,999
0.04%, 09/02/21 (a)	44,575	44,572
0.03%, 09/07/21 (a)	50,000	49,998
0.02%, 09/14/21 (a)	47,675	47,673
0.04%, 09/16/21 (a)	42,250	42,247
0.02%, 09/21/21 (a)	30,650	30,649
0.04%, 09/23/21 (a)	11,875	11,874
0.02%, 09/28/21 (a)	32,125	32,123
0.03%, 09/30/21 (a)	39,500	39,495
0.03%, 10/05/21 (a)	23,775	23,773
0.03%, 10/12/21 (a)	14,000	13,999
0.04%, 10/14/21 (a)	25,000	24,997
0.04%, 10/19/21 (a)	6,963	6,962
0.05%, 10/26/21 (a)	130,000	129,979
0.04%, 10/28/21 (a)	20,000	19,998
0.05%, 11/04/21 (a)	15,475	15,473
0.03%, 11/18/21 (a)	42,350	42,345
0.04%, 12/02/21 (a)	24,350	24,346
0.05%, 12/16/21 (a)	7,600	7,599
0.06%, 12/23/21 (a)	35,000	34,991
0.07%, 06/16/22 (a)	7,350	7,345
		1,307,170
U.S. Government Agency Obligations 8.9%
Council of Federal Home Loan Banks
0.11%, (SOFR + 0.06%), 02/11/22 (b) (c)	5,125	5,125
0.06%, (SOFR + 0.01%), 03/30/22 (b) (c)	15,000	15,000
Farm Credit Banks Consolidated Systemwide Bonds and Discount Notes
0.29%, (SOFR + 0.24%), 07/07/21 (b) (c)	46,000	46,000
0.14%, (3 Month Treasury + 0.09%), 06/03/22 (b) (c)	4,695	4,696
Federal Farm Credit Banks Funding Corporation
0.06%, (SOFR + 0.01%), 02/23/22 (b) (c)	44,000	43,997
0.32%, (3 Month Treasury + 0.27%), 05/16/22 (b) (c)	6,050	6,048
0.10%, (SOFR + 0.05%), 09/08/22 (b) (c)	10,250	10,249
0.11%, 04/13/23 (b) (c)	7,500	7,500
Federal Home Loan Bank of New York
0.11%, (SOFR + 0.06%), 05/12/22 (b) (c)	14,400	14,400
FHLBanks Office of Finance
0.02%, (3 Month USD LIBOR + -0.10%), 09/13/21 (b) (c)	2,675	2,675
		155,690
U.S. Treasury Note 2.0%
Treasury, United States Department of
0.35%, (3 Month Treasury + 0.30%), 10/31/21 (b)	8,645	8,650
0.16%, (3 Month Treasury + 0.11%), 04/30/22 (b)	27,100	27,123
		35,773
Total Government And Agency Obligations (cost $1,498,633)		1,498,633
REPURCHASE AGREEMENTS 0.1%
Repurchase Agreements (d)		800
Total Repurchase Agreements (cost $800)		800
Total Investments 85.7% (cost $1,499,433)		1,499,433
Other Assets and Liabilities, Net 14.3%		251,206
Total Net Assets 100.0%		1,750,639

(a)  The coupon rate represents the yield to maturity.

(b)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented.

(c)  The security is a direct debt of the agency and not collateralized by mortgages.

(d)  For repurchase agreements held at June 30, 2021, see Repurchase Agreements in the Schedules of Investments.

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BCL	Government National Mortgage Association, 4.34%, due 05/20/69	92	102	0.05	06/30/21	07/01/21	100	100	100
BOA	Treasury, United States Department of, 3.75%, due 08/15/41	78	102	0.05	06/30/21	07/01/21	100	100	100
GSC	Treasury, United States Department of, 2.75%, due 02/15/28	92	102	0.05	06/30/21	07/01/21	100	100	100
HSB	Government National Mortgage Association, 4.34%, due 05/20/69	185	204	0.05	06/30/21	07/01/21	200	200	200
NSI	Treasury, United States Department of, 3.63%, due 04/15/28	75	102	0.05	06/30/21	07/01/21	100	100	100
TDS	Federal Farm Credit Banks Funding Corporation, 0.09%, due 04/10/23	103	103	0.05	06/30/21	07/01/21	100	100	100
WFI	Federal National Mortgage Association, Inc., 3.00%, due 02/01/51	97	102	0.06	06/30/21	07/01/21	100	100	100
									800

Composition as of June 30, 2021:
Other Short Term Investments	87.2%
Government Securities	12.8
Total Investments	100.0%

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 4.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

1 Rounded par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in unrounded number of contracts.

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rates
U.S. - United States

Counterparty Abbreviations:

BCL - Barclays Capital Inc.
BOA - Bank of America NA
DUB - Deutsche Bank AG.
GSC - Goldman Sachs & Co.
HSB - HSBC Securities Inc.
JPM - J.P. Morgan Securities Inc.
NSI - Nomura Securities International Inc.
RBC – Royal Bank of Canada
TDS - TD Securities Inc.
WFI - Wells Fargo Securities Inc.

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2021

	JNL Government Money Market Fund	JNL Securities Lending Collateral Fund
Assets
Investments - unaffiliated, at value	$2,690,426	$1,498,633
Repurchase agreements, at value	349,000	800
Cash	684,285	290,726
Receivable from:
Dividends and interest	102	64
Adviser	403	—
Other assets	11	5
Total assets	3,724,227	1,790,228
Liabilities
Payable for:
Investment securities purchased	35,995	39,495
Advisory fees	525	54
Dividends	15	13
Board of trustee fees	169	25
Other expenses	4	2
Total liabilities	36,708	39,589
Net assets	$3,687,519	$1,750,639
Net assets consist of:
Paid-in capital	$3,687,464	$1,750,555
Total distributable earnings (loss)	55	84
Net assets	$3,687,519	$1,750,639
Net assets - Institutional Class	$3,687,519	$1,750,639
Shares outstanding - Institutional Class	3,687,465	1,750,554
Net asset value per share - Institutional Class	$1.00	$1.00
Investments - unaffiliated, at cost	$2,690,426	$1,498,633
Repurchase agreements, at cost	349,000	800

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2021

	JNL Government Money Market Fund	JNL Securities Lending Collateral Fund
Investment income
Interest	$1,137	$506
Total investment income	1,137	506

Expenses
Advisory fees	2,929	273
Legal fees	7	3
Board of trustee fees	41	18
Chief compliance officer fees	3	1
Other expenses	10	4
Total expenses	2,990	299
Expense waiver	(2,000)	—
Net expenses	990	299
Net investment income (loss)	147	207

Realized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	35	14
Net realized gain (loss)	35	14
Change in net assets from operations	$182	$221

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2021

	JNL Government Money Market Fund	JNL Securities Lending Collateral Fund
Operations
Net investment income (loss)	$147	$207
Net realized gain (loss)	35	14
Change in net assets from operations	182	221
Distributions to shareholders
From distributable earnings
Institutional Class	(147)	(206)
Total distributions to shareholders	(147)	(206)
Share transactions[1]
Proceeds from the sale of shares
Institutional Class	20,865,028	15,769,477
Cost of shares redeemed
Institutional Class	(20,249,028)	(15,243,975)
Change in net assets from
share transactions	616,000	525,502
Change in net assets	616,035	525,517
Net assets beginning of period	3,071,484	1,225,122
Net assets end of period	$3,687,519	$1,750,639

[1]Share transactions
Shares sold
Institutional Class	20,865,028	15,769,477
Shares redeemed
Institutional Class	(20,249,028)	(15,243,975)
Change in shares
Institutional Class	616,000	525,502
Purchases and sales of long term
investments
Purchase of securities	$153,741	$66,495
Purchase of U.S. government securities	280,716	130,552
Total purchases	$434,457	$197,047
Proceeds from sales of securities	$172,000	$39,429
Proceeds from sales of U.S. government
securities	364,435	147,476
Total proceeds from sales	$536,435	$186,905

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL Government Money Market Fund	JNL Securities Lending Collateral Fund
Operations
Net investment income (loss)	$8,785	$5,400
Net realized gain (loss)	145	189
Change in net assets from operations	8,930	5,589
Distributions to shareholders
From distributable earnings
Institutional Class	(8,784)	(5,522)
Total distributions to shareholders	(8,784)	(5,522)
Share transactions[1]
Proceeds from the sale of shares
Institutional Class	42,232,292	28,699,610
Cost of shares redeemed
Institutional Class	(41,853,823)	(28,819,776)
Change in net assets from
share transactions	378,469	(120,166)
Change in net assets	378,615	(120,099)
Net assets beginning of year	2,692,869	1,345,221
Net assets end of year	$3,071,484	$1,225,122

[1]Share transactions
Shares sold
Institutional Class	42,232,292	28,699,610
Shares redeemed
Institutional Class	(41,853,823)	(28,819,776)
Change in shares
Institutional Class	378,469	(120,166)

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

Net Investment Income (Loss). Net investment income(loss) is calculated using the average shares method.

Total Return. Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year.

Portfolio Turnover. Portfolio turnover is not annualized for periods of less than one year.

Ratios. Ratios are annualized for periods less than one year.

			Increase (decrease) from investment operations			Distributions from					Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL Government Money Market Fund
Institutional Class
06/30/21		1.00	0.00	0.00	0.00	(0.00)	(a)	—	1.00	0.00	3,687,519	N/A	0.06		0.19	0.01
12/31/20		1.00	0.00	0.00	0.00	(0.00)	(a)	—	1.00	0.34	3,071,484	N/A	0.16		0.19	0.31
12/31/19		1.00	0.02	0.00	0.02	(0.02)		—	1.00	2.08	2,692,869	N/A	0.19		0.19	2.05
12/31/18		1.00	0.02	0.00	0.02	(0.02)		—	1.00	1.71	2,570,473	N/A	0.19		0.19	1.69
12/31/17		1.00	0.01	0.00	0.01	(0.01)		—	1.00	0.73	3,621,944	N/A	0.19		0.19	0.73
12/31/16		1.00	—	—	—	(0.00)	(a)	—	1.00	0.25	3,484,674	N/A	0.19	(b)	0.19	0.25

JNL Securities Lending Collateral Fund
Institutional Class
06/30/21		1.00	0.00	0.00	0.00	(0.00)	(a)	—	1.00	0.02	1,750,639	N/A	0.04		0.04	0.03
12/31/20		1.00	0.00	0.00	0.00	(0.00)	(a)	—	1.00	0.43	1,225,122	N/A	0.04		0.04	0.37
12/31/19		1.00	0.02	0.00	0.02	(0.02)		—	1.00	2.21	1,345,221	N/A	0.04		0.04	2.19
12/31/18	(c)	1.00	0.01	0.00	0.01	(0.01)		—	1.00	0.82	2,206,363	N/A	0.04		0.04	2.12

(a)	Amount represents less than $0.005.
(b)	Includes payments for recovery of contractual expense waivers.
(c)	The Fund commenced operations on August 13, 2018.

See accompanying Notes to Financial Statements.

JNL Investors Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

NOTE 1. ORGANIZATION

JNL Investors Series Trust (“Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated July 28, 2000, as amended and restated September 25, 2017. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended (“1933 Act”). The Trust operates as a series trust, and at June 30, 2021 consisted of two (2) separate series, JNL Government Money Market Fund and JNL Securities Lending Collateral Fund (each a “Fund”, and collectively, “Funds”), which are each diversified investment companies as defined in the 1940 Act. Each Fund represents shares of beneficial interest in a separate portfolio of securities and other assets, each with its own investment objective.

Jackson National Asset Management, LLC (“JNAM”, “Adviser” or “Administrator”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser and administrator to each of the Funds. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc owns a majority interest in Jackson Financial Inc. and is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd., a subsidiary of M&G plc, a company incorporated in the United Kingdom. Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc. In February of 2021, Prudential plc announced that it plans to pursue a separation of Jackson Financial Inc. through a demerger, whereby shares of Jackson Financial Inc. would be distributed to Prudential plc shareholders. In August of 2021, it was announced that the demerger is expected to occur on September 13, 2021.

Wellington Management Company LLP serves as Sub-Adviser for JNL Government Money Market Fund and JNL Securities Lending Collateral Fund.

JNL Government Money Market Fund and JNL Securities Lending Collateral Fund presently offer an Institutional Class of shares. Institutional Class shares are not sold to retail investors but are available for investment by affiliated parties. Affiliated parties or Jackson owned 100% of the outstanding capital shares of JNL Government Money Market Fund and JNL Securities Lending Collateral Fund at June 30, 2021.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation. Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed material, the Board is notified of the fair valuation.

The net asset value ("NAV") of a Fund’s shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act. To the extent an NYSE closure is determined to be accompanied by a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE closed for purposes of measuring and calculating the Funds’ NAVs. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Funds’ NAVs. All securities in the JNL Government Money Market Fund and JNL Securities Lending Collateral Fund, as permitted by compliance with applicable provisions of Rule 2a-7 under the 1940 Act, are valued at amortized cost, unless it is determined that such practice does not approximate market value. Debt securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or an evaluated price, as applicable, obtained from each Fund's Sub-Adviser, a broker/dealer, a widely used quotation system or other approved third-party sources.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The JNL Government Money Market Fund and JNL Securities Lending Collateral Fund declare dividends from net investment income daily and pay dividends monthly. Distributions of net realized capital gains, if any, are distributed by JNL Government Money Market Fund and JNL Securities Lending Collateral Fund at least annually, to the extent they exceed available capital loss carryforwards.

JNL Investors Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

Security Transactions and Investment Income. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses are determined on the specific identification basis. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income, including effective-yield amortization of discounts and premiums on debt securities, is accrued daily.

Expenses. Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that class. Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Guarantees and Indemnifications. In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote. The Funds' maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncements. In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The new guidance provides optional expedients and exceptions for applying GAAP to contract modifications and hedging relationships, subject to meeting certain criteria, that reference the London Interbank Offered Rate (LIBOR) or another reference rate expected to be discontinued due to reference rate reform. The amendments in this update are elective and may be applied through December 31, 2022. Management is currently evaluating the potential impacts of reference rate reform and the adoption of this ASU on the Funds’ financial statements.

Effective March 8, 2021, the SEC adopted Rule 2a-5 under the Investment Company Act – Good Faith Determinations of Fair Value. The rule addresses valuation practices and the role of fund board of directors with respect to the fair value of the investments of a fund. The SEC has provided an eighteen-month transition period, beginning from the effective date of the rule, for funds to prepare to come into compliance with the rule. Management is currently evaluating potential impacts that adoption of Rule 2a-5 may have on the Funds’ financial statements.

NOTE 3. FASB ASC TOPIC 820, “FAIR VALUE MEASUREMENT”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third-party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, broker quotes in active markets, securities subject to corporate actions or securities valued at amortized cost.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities that are priced based on single source broker quotes; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments (in thousands) as of June 30, 2021 by valuation level.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Government Money Market Fund
Assets - Securities
Government And Agency Obligations	—	2,690,426	—	2,690,426
Repurchase Agreements	—	349,000	—	349,000
	—	3,039,426	—	3,039,426

JNL Investors Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Securities Lending Collateral Fund
Assets - Securities
Government And Agency Obligations	—	1,498,633	—	1,498,633
Repurchase Agreements	—	800	—	800
	—	1,499,433	—	1,499,433

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. There were no significant transfers into or out of Level 3 for the year. There were no significant Level 3 valuations for which unobservable valuation inputs were developed at June 30, 2021.

NOTE 4. SECURITIES INVESTMENTS AND INVESTMENT RISKS

U.S. Government Agencies or Government Sponsored Enterprises. The Funds may invest in U.S. government agencies or government sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”). As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock. The U.S. Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities. A Fund may own certain investment securities that are unregistered and thus restricted to resale. These securities may also be referred to as “private placements”. Unregistered securities may be classified as “illiquid” because there is no readily available market for sale of the securities. Where future dispositions of the securities require registration under the 1933 Act, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Repurchase Agreements. Certain Funds may invest in repurchase agreements. In a repurchase agreement a Fund receives debt securities (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the securities at an agreed upon price and date. The underlying securities used as collateral for repurchase agreements may be held in safekeeping by the Fund’s Custodian or designated sub-custodians under triparty repurchase agreements. Earnings on collateral and compensation to the seller are based on agreed upon rates between the seller and the Fund. Interest earned on repurchase agreements is recorded as interest income to the Fund. When a repurchase agreement is entered into, a Fund typically receives securities with a value that approximates or exceeds the repurchase price, including any accrued interest earned on the repurchase agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties with a frequency and in amounts prescribed in the repurchase agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Market and Volatility Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”). Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”). Equity securities generally have more price volatility than fixed-income securities, and long term fixed-income securities normally have more price volatility than short term fixed-income securities. Certain Funds may invest in derivatives to hedge a Fund’s portfolio as well as for investment purposes which may increase volatility. Volatility may cause a Fund’s net asset value per share to experience significant appreciation or depreciation in value over short periods of time.

Concentration Risk. To the extent that a Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or a limited number of securities from time to time, a Fund may be subject to greater risks of adverse economic, business or political developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

JNL Investors Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

Interest Rate Risk. When interest rates increase, fixed-income securities generally will decline in value. A wide variety of factors can cause interest rates to rise such as central bank monetary policies, inflation rates and general economic conditions. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

LIBOR Replacement Risk. The Funds' payment obligations, financing terms and investments in debt securities and derivatives may be determined in whole or in part on LIBOR. LIBOR is the rate of interest offered on short-term interbank deposits, as determined by trading between major international banks. In the normal course of business, for example, the Funds trade financial instruments and enter into financial transactions where the benchmark rate for floating securities is LIBOR. In addition to other interbank offered rates, the most common benchmark rate for floating rate securities is LIBOR, which is the rate of interest offered on short-term interbank deposits, as determined by trading between major international banks. The UK Financial Conduct Authority (“FCA”) and LIBOR's administrator, ICE Benchmark Administration (“IBA”), have announced that most LIBOR rates will no longer be published after the end of 2021 and a majority of U.S. dollar LIBOR rates will no longer be published after June 30, 2023. It is possible that the FCA may compel the IBA to publish a subset of LIBOR settings after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The elimination of LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new reference rates. However, questions around the rate transition’s effect on the liquidity of securities and how to appropriately adjust these rates at the time of transition remain undetermined for the Funds. The effects of discontinuation of LIBOR on the Funds will vary, and it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted and market practices become more settled. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. Any of the effects described above, as well as other unforeseen effects, could adversely impact the performance of the Funds. Since the usefulness of LIBOR as a benchmark could also deteriorate during the transition period, effects could occur prior to the end of 2021.

Prepayment Risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date and that a Fund may have to reinvest the proceeds in an investment that may have a lower interest rate. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Credit and Counterparty Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”). Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled, or open transactions will default. Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”). The extent of the Funds' exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds' Statements of Assets and Liabilities. For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements.

Cybersecurity Risk. Cyber-attacks could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber-attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of a Fund’s investments. Cyber-attacks on a Fund’s Sub-Advisers and service providers could cause business failures or delays in daily processing and a Fund may need to delay transactions, consistent with regulatory requirements, as a result and could impact the performance of a Fund.

Epidemic Risk. COVID-19, the novel respiratory disease also known as “coronavirus,” was first detected in China in December 2019, and subsequently declared a pandemic by the World Health Organization. The coronavirus has resulted in closing borders, enhanced health screenings, healthcare service shortages, quarantines, cancellations, disruptions to supply chains and vendor and customer activity, as well as general concern and uncertainty. The impact of infectious diseases across the world, but especially in developing or emerging market countries, may be more pronounced where less established health care systems exist or where health care systems are unprepared to handle the outbreak of a disease like the coronavirus. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of the COVID-19 pandemic and its effects cannot be determined with certainty, which could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund's ability to achieve its investment objective.

Market Disruption and Geopolitical Risk. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments and the Funds. Any of these occurrences could disrupt the operations of the Funds and of the Funds' service providers.

JNL Investors Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

NOTE 5. INVESTMENT TRANSACTION AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to or from a Fund and a counterparty or segregated at the custodian and the collateral is managed pursuant to the terms of the agreement. U.S. Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used. Securities held by a Fund that are used as collateral are identified as such within the Schedules of Investments.

Master Netting Agreements (“Master Agreements”). Certain Funds are subject to various Master Agreements, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Because different types of financial transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, potentially resulting in the need for multiple agreements with a single counterparty. A Fund may net exposure and collateralize multiple transaction types governed by the same Master Agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty. Each Master Agreement defines whether the Fund is contractually able to net settle daily payments. Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the Master Agreements.

Master Agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Agreement. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds' Sub-Advisers attempt to limit counterparty risk by only entering into Master Agreements with counterparties that the Sub-Adviser believes to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”). Master Repo Agreements govern repurchase, reverse repurchase and Treasury roll transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation and confirmation, income payments and transfer, events of default, termination, and maintenance of collateral. In the event of default, the total value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. Securities purchased under repurchase agreements are reflected as an asset on a Fund’s Statement of Assets and Liabilities. The value of repurchase agreements and collateral pledged or received by a counterparty are disclosed in the Schedules of Investments. A Fund’s net exposure to the counterparty is determined by the amount of any excess or shortfall in collateral compared to the value of the repurchase agreement.

NOTE 6. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory Fee. The Trust has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid by JNAM to the Sub-Adviser as compensation for its services. JNL Government Money Market Fund is obligated to pay JNAM an annual rate of 0.20% for net assets up to $750 million, 0.18% for net assets between $750 million and $3 billion, 0.16% for net assets between $3 billion and $5 billion and 0.14% for net assets over $5 billion. JNL Securities Lending Collateral Fund is obligated to pay JNAM an annual rate of 0.04% for net assets up to $3 billion, 0.035% for net assets between $3 billion and $5 billion and 0.03% for net assets over $5 billion.

Administrative Fee. JNAM also serves as the Administrator to the Funds. JNAM provides or procures most of the necessary administrative functions and services for the operations of the JNL Government Money Market Fund and JNL Securities Lending Collateral Fund at no additional cost. In accordance with the administration agreement, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees (“Independent Trustees”) and independent legal counsel to the Independent Trustees and a portion of the costs associated with the Chief Compliance Officer.

Fee Waiver and Expense Reimbursements. Pursuant to a contractual expense limitation agreement, JNAM agreed to waive fees and reimburse expenses of the JNL Government Money Market Fund to the extent necessary to limit operating expenses, interest, taxes and dividend and extraordinary expenses of the Fund, to an annual rate as a percentage of average daily net assets equal to or less than the Fund’s investment income for the year. In addition, when the Fund receives income sufficient to pay a dividend, under the contractual expense limitation agreement JNAM may recapture previously waived fees and reimbursed expenses from the Fund for a period of three years from the end of the fiscal year in which such waiver or reimbursement took place. During the period ended June 30, 2021, JNAM did not recover any previously reimbursed expenses.  At June 30, 2021, the amount of potentially recoverable expenses (in thousands) was $759 expiring on December 31, 2023, and $2,000 expiring on December 31, 2024.

Deferred Compensation Plan. The Funds adopted a Deferred Compensation Plan whereby an Independent Trustee may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Independent Trustee. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Liabilities related to deferred balances are included in Payable for Board of trustees fees in the

JNL Investors Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

Statements of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in Board of trustees fees set forth in the Statements of Operations.

NOTE 7. INCOME TAX MATTERS

Each Fund is treated as a separate tax payer for federal income tax purposes. Each of these Funds intends to continue to qualify as a regulated investment company ("RIC") and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs. Therefore, no federal income tax provision is required. These Funds may also fully or partially satisfy their distribution requirements by using consent dividends rather than cash dividends. Consent dividends are authorized by Jackson, and the distributions are treated as if they were paid in cash for tax purposes only. Under current tax law, interest, dividends and capital gains paid by these Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

The following information is presented on an income tax basis (in thousands). Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: expired capital loss carryforwards, paydown reclassifications, non-deductible offering costs and distribution adjustments. These reclassifications have no impact on net assets.

As of June 30, 2021, the cost of investments and the components of net unrealized appreciation (depreciation) (in thousands) for federal income tax purposes were as follows:

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL Government Money Market Fund	3,039,426	10	(10)	—
JNL Securities Lending Collateral Fund	1,499,433	3	(3)	—

The tax character of distributions paid by the Funds (in thousands) during the Funds' fiscal year ended December 31, 2020 was as follows:

	Net Ordinary Income*($)	Long-term Capital Gain($)	Return of Capital($)
JNL Government Money Market Fund	12,464	—	—
JNL Securities Lending Collateral Fund	7,236	—	—

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current period. FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2017, 2018, 2019 and 2020 which remain subject to examination by the Internal Revenue Service and certain other jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2021.

NOTE 8. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and has concluded there are no events that require adjustments to the financial statements or disclosure in the notes to financial statements.

JNL Investors Series Trust

Additional Disclosures (Unaudited)

June 30, 2021

Disclosure of Fund Expenses. Shareholders incur ongoing costs, which include costs for portfolio management, administrative services and other operating expenses. Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. This section provides information that can be used to compare each Fund’s costs with those of other mutual funds. It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/21($)	Ending Account Value 06/30/21($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/21($)	Ending Account Value 06/30/21($)	Expenses Paid During Period($)†
JNL Government Money Market Fund
Institutional Class	0.06	1,000.00	1,000.00	0.30	1,000.00	1,024.50	0.30
JNL Securities Lending Collateral Fund
Institutional Class	0.04	1,000.00	1,000.20	0.20	1,000.00	1,024.60	0.20

† Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the most recent 6-month period).

Proxy Voting Policies and Procedures and Proxy Voting Record. A description of the Policy that the Funds’ Adviser (and Sub-Advisers) used to vote proxies relating to portfolio securities and additional information on how the Funds voted any proxies relating to portfolio securities during the 12-month period ended June 30, 2021, are available without charge (1) by calling 1-800-392-2909; (2) on Jackson National Life Insurance Company's or Jackson National Life Insurance Company of New York's website at www.jackson.com; and (3) by visiting the SEC’s website at www.sec.gov.

JNL Investors Series Trust

(the “Trust”)

Results of Special Meetings of Shareholders

Capitalized terms used but not otherwise defined herein shall have the same meanings ascribed to them as in the proxy statement.

On March 15, 2021, a special meeting of shareholders of the Trust was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”). The Meeting was held for the following purpose (and with the following results):

	FOR	AGAINST	ABSTAIN	TOTAL

Proposal:

1. Shareholders of Funds listed on Appendix A: To approve new investment advisory agreements for each Fund listed on Appendix A with JNAM prompted by the IPO or the Demerger (the Demerger being a Change of Control Event).

JNL Government Money Market Fund	3,099,723,031.420	0.000	0.000	3,099,723,031.420
JNL Securities Lending Collateral Fund	1,218,716,363.990	0.000	0.000	1,218,716,363.990

	FOR	AGAINST	ABSTAIN	TOTAL

Proposal:

2. Shareholders of Funds listed on Appendix A: To approve new investment advisory agreements for each Fund listed on Appendix A with JNAM, under certain circumstances in connection with the IPO only, any future advisory agreements prompted by Change of Control Events that occur as part of the IPO (but not the Demerger).

JNL Government Money Market Fund	3,099,723,031.420	0.000	0.000	3,099,723,031.420
JNL Securities Lending Collateral Fund	1,218,716,363.990	0.000	0.000	1,218,716,363.990

	FOR	AGAINST	ABSTAIN	TOTAL

Proposal:

3. Shareholders of Funds listed on Appendix B: To approve new investment sub-advisory agreements between JNAM and each of the respective sub-advisers listed on Appendix B and, as applicable, new investment sub-sub-advisory agreements between each of the respective sub-advisers and sub-sub-advisers listed on Appendix B, prompted by the IPO or the Demerger (the Demerger being a Change of Control Event).

JNL Government Money Market Fund	3,099,723,031.420	0.000	0.000	3,099,723,031.420
JNL Securities Lending Collateral Fund	1,218,716,363.990	0.000	0.000	1,218,716,363.990

	FOR	AGAINST	ABSTAIN	TOTAL

Proposal:

4. Shareholders of Funds listed on Appendix B: To approve new investment sub-advisory agreements between JNAM and each of the respective sub-advisers listed on Appendix B and, as applicable, new investment sub-sub-advisory agreements between each of the respective sub-advisers and sub-sub-advisers listed on Appendix B, under certain circumstances in connection with the IPO only, any future sub-advisory and sub-sub-advisory agreements prompted by Change of Control Events that occur as part of the IPO (but not the Demerger).

JNL Government Money Market Fund	3,099,723,031.420	0.000	0.000	3,099,723,031.420
JNL Securities Lending Collateral Fund	1,218,716,363.990	0.000	0.000	1,218,716,363.990

	FOR	AGAINST	ABSTAIN	TOTAL

Proposal:

5. All Shareholders of Each Trust: To approve new distribution agreements with JNLD for each Fund that is a series of the Trusts, prompted by the IPO or the Demerger (the Demerger being a Change of Control Event).

JNL Government Money Market Fund	3,099,723,031.420	0.000	0.000	3,099,723,031.420
JNL Securities Lending Collateral Fund	1,218,716,363.990	0.000	0.000	1,218,716,363.990

FOR	AGAINST	ABSTAIN	TOTAL
Proposal: 6. All Shareholders of Each Trust: To approve new distribution agreements with JNLD for each Fund that is a series of the Trusts, under certain

	FOR	AGAINST	ABSTAIN	TOTAL
7. circumstances in connection with the IPO only, any future distribution agreements prompted by Change of Control Events that occur as part of the IPO (but not the Demerger).
JNL Government Money Market Fund	3,099,723,031.420	0.000	0.000	3,099,723,031.420
JNL Securities Lending Collateral Fund	1,218,716,363.990	0.000	0.000	1,218,716,363.990

JNL Investors Series Trust

1 Corporate Way

Lansing, MI 48951

CMV8375 08/21

Item 2. Code of Ethics.

Not applicable to the semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	Included as a part of the report to shareholders filed under Item 1.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)	(1)	Not applicable to the semi-annual filing.

	(2)	The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

	(3)	Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Investors Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 2, 2021

By:	/s/ Andrew Tedeschi
Andrew Tedeschi
Principal Financial Officer

Date:	September 2, 2021

EXHIBIT LIST

Exhibit 13(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 13(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.